Trading assets and liabilities	12 Months Ended
Dec. 31, 2019
Trading assets and liabilities
16 Trading assets and liabilities
end of	2019	2018
Trading assets (CHF million)
Debt securities	66,994	63,567	[1]
Equity securities	64,542	46,463
Derivative instruments [2]	17,731	18,312
Other	4,530	5,293
Trading assets	153,797	133,635	[1]
Trading liabilities (CHF million)
Short positions	24,714	26,946
Derivative instruments [2]	13,472	15,223
Trading liabilities	38,186	42,169
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Amounts shown after counterparty and cash collateral netting.
end of	2019	2018
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	20,695	20,216
Cash collateral received	14,633	13,213
Cash collateral on derivatives instruments – not netted (CHF million) [2]
Cash collateral paid	4,570	7,057
Cash collateral received	7,457	6,903
1 Recorded as cash collateral netting on derivative instruments in Note 27 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.